Segment information	12 Months Ended
Dec. 31, 2021
Operating segments [Abstract]
Segment information	Segment information and Disaggregated Revenue Disclosures
The Company has one operating segment, which is the design and marketing of semiconductor components for cellular wireless systems. All information required to be disclosed under IFRS 8 Operating Segments is shown in the Consolidated Financial Statements and these associated Notes.
Sales to external customers disclosed below are based on the geographical location of the customers to which the Company invoices. The following table sets forth the Company’s total revenue by region for the periods indicated.

	Year ended December 31,
	2019	2020	2021
	(in thousands)
Asia :
Taiwan	$11,387	$10,494	$14,668
Korea	6,813	23,076	1,090
China (including Hong-Kong)	3,398	821	3,509
Rest of Asia	106	53	898
Total Asia	21,704	34,444	20,165
Germany	—	—	4,990
United States of America	7,962	13,015	22,565
Rest of world	1,198	3,457	3,159
Total revenue	$30,864	$50,916	$50,879
Of our total revenue, 99.6% is attributable to international sales for the year ended December 31, 2021 (99.6% for 2020 and 99.8% for 2019).
The Company categorizes its total revenue based on technology.

	Year ended December 31,
	2019	2020	2021
	(in thousands)
Broadband IoT	$15,344	$35,766	$23,699
Massive IoT	15,520	15,150	27,180
Total revenue	$30,864	$50,916	$50,879
Additionally, the Company categorize its total revenue based on product, services and license revenue.

	Year ended December 31,
	2019	2020	2021
	(in thousands)
Product	$21,947	$37,919	$30,410
Development and other services	6,339	12,647	17,821
License	2,578	350	2,648
Total revenue	$30,864	$50,916	$50,879
The substantial majority of the Company’s non-current assets are held by the parent company, Sequans Communications S.A. and located in France. See Note 20.3 to these Consolidated Financial Statements for information about major customers.